Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2014
OTHER INCOME, NET [Abstract]
Schedule of Other Income, Net
	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Sub-lease income	249,123	317,915	276,895
Gain on derecognition of long-aged operating liabilities	—	2,938,250	206,533
Government subsidies	1,514,570	1,484,789	135,265
Reimbursement from depository bank related to ADR program	—	240,470	92,144
Provision for Seed Music receivable (related party)	—	(980,000)	—
Other	(35,155)	99,615	35,121
Total	1,728,538	4,101,039	745,958